Schedule of future undiscounted lease payments (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
2026	$ 508	$ 3,987
2027	509	3,994
Future minimum operating lease payments	1,017	7,981
Less: Imputed interest	(3)	(30)
Total	$ 1,014	$ 7,951	$ 11,296